                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4132

                        RIVERSOURCE SELECTED SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 3/31

Date of reporting period: 9/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
PRECIOUS METALS AND MINING FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
SEPTEMBER 30, 2007


RIVERSOURCE PRECIOUS METALS AND
MINING FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH
OF CAPITAL.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

Fund Expenses Example...............     10

Investments in Securities...........     12

Financial Statements................     14

Notes to Financial Statements.......     19

Approval of Investment Management
   Services Agreement...............     35

Proxy Voting........................     37

Change in Independent Registered
   Public Accounting Firm...........     38

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2007

FUND OBJECTIVE

RiverSource Precious Metals and Mining Fund seeks to provide shareholders with long-term growth of capital.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Gold Mining                           50.2%
Other metals & mining                 22.8%
Silver mining                          9.4%
Platinum mining                        8.4%
Diamond mining                         2.0%
Cash & Cash Equivalents(1)             7.2%

(1) Of the 7.2%, 1.7% is due to security lending activity and 5.5% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Barrick Gold (Canada)                 6.7%
Goldcorp (Canada)                     6.0%
Agnico-Eagle Mines (Canada)           4.8%
Newmont Mining (United States)        4.2%
Freeport-McMoRan Copper & Gold
   (United States)                    4.2%
Rio Tinto ADR (United Kingdom)        3.5%
Kinross Gold (Canada)                 3.5%
Randgold Resources ADR (South
   Africa)                            3.4%
Silver Standard Resources (Canada)    3.4%
Sims Group (Australia)                3.3%

For further detail about these holdings, please refer to the section entitled

"Investments in Securities."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Precious Metals and Mining Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. See the fund's prospectus for specific risks associated with the Fund.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.
--------------------------------------------------------------------------------

        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT SEPT. 30, 2007

STYLE MATRIX
(STYLE MATRIX GRAPHIC)


          STYLE
VALUE    BLEND    GROWTH
            X                 LARGE
            X                 MEDIUM      SIZE
            X                 SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

TOP FIVE COUNTRIES

Percentage of portfolio assets

Canada                               55.4%
United States                        16.4%
South Africa                         10.9%
United Kingdom                        5.4%
Australia                             3.3%

PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Clay Hoes                         14

FUND FACTS

                       TICKER SYMBOL   INCEPTION DATE
Class A                    INPMX          04/22/85
Class B                    INPBX          03/20/95
Class C                    RPMCX          06/26/00
Class I                       --          07/15/04
Class R4                   AEVYX          03/20/95
Total net assets                       $131.6 million
Number of holdings                              38

--------------------------------------------------------------------------------

 4 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                 For the six-month period ended Sept. 30, 2007

                                  (BAR CHART)

RiverSource Precious Metals and Mining Fund Class
  A (excluding sales charge)                           +16.90%

Philadelphia Stock Exchange Gold & Silver Index(1)
  (unmanaged)                                          +23.70%

Lipper Gold Funds Index(2)                             +18.22%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Philadelphia Stock Exchange Gold & Silver Index is an unmanaged capitalization-weighted index which includes the leading companies involved in the mining of gold and silver. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Gold Funds Index includes the 10 largest gold funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                               TOTAL
Class A                                                        1.40%
Class B                                                        2.15%
Class C                                                        2.15%
Class I                                                        0.97%
Class R4                                                       1.28%

--------------------------------------------------------------------------------

        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT SEPT. 30, 2007
                                                                                        SINCE
WITHOUT SALES CHARGE                 6 MONTH*    1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION
 Class A (inception 4/22/85)          +16.90%    +35.42%  +25.00%  +25.72%   +10.15%    +8.83%
 Class B (inception 3/20/95)          +16.50%    +34.36%  +24.05%  +24.76%    +9.31%    +9.34%
 Class C (inception 6/26/00)          +16.44%    +34.38%  +24.06%  +24.79%       N/A   +24.02%
 Class I (inception 7/15/04)          +17.23%    +36.02%  +25.54%      N/A       N/A   +26.57%
 Class R4 (inception 3/20/95)         +16.95%    +35.53%  +25.26%  +25.94%   +10.35%   +10.38%

WITH SALES CHARGE
 Class A (inception 4/22/85)          +10.18%    +27.63%  +22.56%  +24.24%    +9.50%    +8.54%
 Class B (inception 3/20/95)          +11.50%    +29.36%  +23.18%  +24.60%    +9.31%    +9.34%
 Class C (inception 6/26/00)          +15.44%    +33.38%  +24.06%  +24.79%       N/A   +24.02%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  * Not annualized.

--------------------------------------------------------------------------------

 6 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Clay Hoes discusses RiverSource Precious Metals & Mining Fund's results and positioning for the six-months ended Sept. 30, 2007.

Q: How did RiverSource Precious Metals & Mining Fund perform for the six-months ended Sept. 30, 2007?

A: RiverSource Precious Metals & Mining Fund's Class A shares (excluding sales charge) advanced 16.90% for the six months ended Sept. 30, 2007. The Fund underperformed its benchmark, the Philadelphia Stock Exchange Gold & Silver Index (Philadelphia Index), which rose 23.70% for the same period. The Fund's peer group, as represented by the Lipper Gold Funds Index, gained 18.22% during that time frame.

Q: What factors most significantly affected performance?

A: Overall, Fund performance was positively affected by a significant increase in the price of gold. Because gold has an inverse relationship to the dollar, the price of gold moved up as the dollar weakened against foreign currencies. This was primarily due to the credit squeeze that took place toward the end of the summer and the resulting 50 basis point (0.50%) rate cut by the Federal Reserve. As the dollar weakened, foreign currencies became stronger and imports more expensive for the U.S., indicating inflation, which has an influence on the valuation of gold.

   Persistent rumors that OPEC, China and Russia would like to move to a basket of currencies instead of the current dollar-denominated pricing of commodities may have also had an impact on the price of gold. The assumption is that though gold is not actually a currency, it would be included in this basket of currencies because it is liquid and easy to buy.

   OVERALL, FUND PERFORMANCE WAS POSITIVELY AFFECTED BY A SIGNIFICANT INCREASE IN THE PRICE OF GOLD.

   Some of the best performing gold stocks in the Fund were Red Back Mining, High River Gold Mines, Freeport-McMoRan Copper & Gold and Barrick Gold. Other key performers included Equinox Minerals, a copper and uranium mine development company, and Companhia Vale do Rio Doce, a diversified mining company with interests in iron ore, nickel, copper, coal and potassium.

--------------------------------------------------------------------------------

        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS

   The Fund's underperformance relative to the Philadelphia Index was the result of the number of stocks held in each portfolio vs. the index benchmark and the type of mineral stocks held. First, RiverSource Precious Metals & Mining Fund held approximately 34 stocks during the period, while the Philadelphia Index held about 16 stocks. And second, the Fund held a platinum position, which was negatively impacted by the tightening credit market; the Philadelphia Index did not hold any platinum stocks.

   Underperformers during this six-month period included Gammon Gold, which is involved in gold and silver exploration in Nova Scotia, Canada and Chihuahua, Mexico; Kinross Gold, a Canadian gold mining firm; Gabriel Resources, a Romanian-based gold mining company; Eldorado Gold, a gold mining company with interests in Brazil, Turkey and China; and Iamgold, a gold exploration and mining company with operations in Africa and South America.

Q: What changes did you make to the Fund and how is it currently positioned?

A: We decreased the number of companies in the Fund from approximately 40 down to about 34, which resulted in a 110% turnover rate for this six-month period, and increased the weightings of the remaining stocks. A positive contributor and new purchase was Barrick Gold, which turned out to be a strong move.

   WE BELIEVE WE'LL SEE GOLD COMPANIES PRODUCING LESS GOLD ON A GLOBAL BASIS THAN THEY HAVE IN THE PAST DUE TO THE DEPLETION OF RESERVES, WHICH COULD RESULT IN A SCARCITY VALUE AND LEAD TO A SIGNIFICANT INCREASE IN THE PRICE OF GOLD.


Q: How do you intend to manage the Fund in the coming months?

A: There are certain intangibles that, should they occur, would negatively impact the price of gold as well as certain other precious metals. Specifically, should the global inflation story remain contained and the dollar strengthened, then gold and other precious metals could actually retreat somewhat over the near-term. Additionally, should emerging markets roll-over, this would likely have a negative impact on the price of gold and certain other precious metals. Taken in combination, the occurrence of any of these factors would ultimately have a

--------------------------------------------------------------------------------

 8 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   bigger negative effect on the price of gold and other precious metals than would any singular event.

   We, however, see strong returns ahead because of a continuing weakness of the dollar and creeping inflation. We believe we'll see gold companies producing less gold on a global basis than they have in the past due to the depletion of reserves, which could result in a scarcity value and lead to a significant increase in the price of gold. With this in mind, we may reduce the Fund's platinum and silver holdings slightly, and put more into the gold names.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

        RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 10 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            APRIL 1, 2007   SEPT. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                   $1,000         $1,169.00         $ 7.35           1.36%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.15         $ 6.84           1.36%
 Class B
   Actual(b)                   $1,000         $1,165.00         $11.50           2.13%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.31         $10.70           2.13%
 Class C
   Actual(b)                   $1,000         $1,164.40         $11.39           2.11%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,014.41         $10.60           2.11%
 Class I
   Actual(b)                   $1,000         $1,172.30         $ 5.20            .96%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.14         $ 4.84            .96%
 Class R4
   Actual(b)                   $1,000         $1,169.50         $ 6.76           1.25%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.70         $ 6.29           1.25%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2007: +16.90% for Class A, +16.50% for Class B, +16.44% for Class C, +17.23% for Class I and +16.95% for Class R4.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  11

INVESTMENTS IN SECURITIES

SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (92.8%)(c)
ISSUER                                            SHARES                   VALUE(A)
AUSTRALIA (3.2%)
Sims Group                                          147,082              $4,212,253
-----------------------------------------------------------------------------------

BRAZIL (2.7%)
Companhia Vale do Rio Doce ADR                      103,604               3,515,284
-----------------------------------------------------------------------------------

CANADA (53.8%)
Aber Diamond                                         67,110               2,630,680
Agnico-Eagle Mines                                  122,642               6,107,572
Alamos Gold                                         252,870(b)            1,596,967
Barrick Gold                                        212,078               8,542,501
Eastern Platinum                                    709,341(b)            1,612,139
Equinox Minerals                                    466,310(b)            1,960,153
First Quantum Minerals                               29,400               2,885,599
Gammon Gold                                         225,000(b)            2,685,790
Goldcorp                                            250,638               7,659,497
Great Basin Gold                                    217,226(b)              653,850
High River Gold Mines                               644,442(b)            1,957,175
Ivanhoe Mines                                       177,009(b)            2,299,835
Kinross Gold                                        296,148(b)            4,436,297
Lundin Mining                                       150,000(b)            1,917,237
NovaGold Resources                                  244,060(b)            4,029,431
PAN American Silver                                 134,814(b)            3,896,125
Peak Gold                                         2,474,895(b)            1,742,183
Red Back Mining                                     466,925(b)            3,099,060
Silver Standard Resources                           115,060(b)            4,290,587
Silver Wheaton                                      295,519(b)            4,121,931
Yamana Gold                                         215,271(e)            2,535,892
                                                                    ---------------
Total                                                                    70,660,501
-----------------------------------------------------------------------------------

PAPUA NEW GUINEA (1.5%)
Lihir Gold                                          582,501(b)            2,036,171
-----------------------------------------------------------------------------------

SOUTH AFRICA (10.5%)
Anglo Platinum                                       25,999               3,938,304
Impala Platinum Holdings                            111,270               3,879,933
Platmin                                             193,113(b)            1,674,980
Randgold Resources ADR                              131,682               4,377,109
                                                                    ---------------
Total                                                                    13,870,326
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

UNITED KINGDOM (5.2%)
Johnson Matthey                                      72,226              $2,463,397
Rio Tinto ADR                                        12,946               4,445,656
                                                                    ---------------
Total                                                                     6,909,053
-----------------------------------------------------------------------------------

UNITED STATES (15.9%)
Cleveland-Cliffs                                     31,726               2,790,936
CONSOL Energy                                        60,860               2,836,076
Freeport-McMoRan Copper & Gold                       50,645               5,312,154
Golden Star Resources                               350,726(b)            1,420,440
Newmont Mining                                      120,611               5,394,931
Nucor                                                53,147               3,160,652
                                                                    ---------------
Total                                                                    20,915,189
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $93,642,827)                                                    $122,118,777
-----------------------------------------------------------------------------------

OTHER (--%)(c)
ISSUER                                            SHARES                   VALUE(A)
CANADA
Goldcorp Cl A
 Warrants                                             2,750(b,d)            $34,015
-----------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $4,825)                                                              $34,015
-----------------------------------------------------------------------------------

MONEY MARKET FUND (4.1%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  5,410,650(g)           $5,410,650
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,410,650)                                                       $5,410,650
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $99,058,302)(h)                                                 $127,563,442
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                  ACQUISITION
SECURITY                                             DATES               COST
---------------------------------------------------------------------------------
Goldcorp Cl A
   Warrants                                        10-14-04                $4,825

(e) At Sept. 30, 2007, security was partially or fully on loan. See Note 6 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.7% of net assets. See Note 6 to the financial statements. The Fund's cash equivalent position is 2.4% of net assets.

(g)  Affiliated Money Market Fund -- See Note 7 to the financial statements.

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $99,058,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $28,764,000
Unrealized depreciation                                               (259,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $28,505,000
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  13

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPT. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $93,647,652)          $122,152,792
   Affiliated money market fund (identified cost $5,410,650)
   (Note 7)                                                        5,410,650
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $99,058,302)                                                  127,563,442
Cash                                                                   2,925
Capital shares receivable                                             93,663
Dividends and accrued interest receivable                            146,777
Receivable for investment securities sold                          9,588,420
----------------------------------------------------------------------------
Total assets                                                     137,395,227
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               232,421
Payable for investment securities purchased                        3,224,176
Payable upon return of securities loaned (Note 6)                  2,215,000
Unrealized depreciation on foreign currency contracts held
   (Note 5)                                                           25,545
Accrued investment management services fee                             2,852
Accrued distribution fee                                              48,312
Accrued transfer agency fee                                               79
Accrued administrative services fee                                      214
Accrued plan administration services fee                                  48
Other accrued expenses                                                43,715
----------------------------------------------------------------------------
Total liabilities                                                  5,792,362
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $131,602,865
============================================================================

--------------------------------------------------------------------------------

 14 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

SEPT. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                        $     80,800
Additional paid-in capital                                        85,013,209
Net operating loss                                                (8,133,208)
Accumulated net realized gain (loss)                              26,138,928
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies (Note 5)                                            28,503,136
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $131,602,865
============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                             $111,860,511
                                           Class B                             $ 17,333,118
                                           Class C                             $  2,264,561
                                           Class I                             $     16,484
                                           Class R4                            $    128,191
Net asset value per share of outstanding
   capital stock:                          Class A shares(1)      6,796,212    $      16.46
                                           Class B shares         1,126,463    $      15.39
                                           Class C shares           148,660    $      15.23
                                           Class I shares               989    $      16.67
                                           Class R4 shares            7,707    $      16.63
-------------------------------------------------------------------------------------------
* Including securities on loan, at value
   (Note 6)                                                                    $  2,061,500
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $17.46. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPT. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $   614,996
Interest                                                              1,453
Income distributions from affiliated money market fund (Note
   7)                                                               131,129
Fee income from securities lending (Note 6)                           4,241
   Less foreign taxes withheld                                      (49,667)
---------------------------------------------------------------------------
Total income                                                        702,152
---------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                  475,252
Distribution fee
   Class A                                                          126,726
   Class B                                                           86,821
   Class C                                                            9,724
Transfer agency fee
   Class A                                                           78,735
   Class B                                                           14,225
   Class C                                                            1,550
   Class R4                                                              27
Administrative services fee                                          36,244
Plan administration services fee -- Class R4                            136
Compensation of board members                                         1,114
Custodian fees                                                       16,300
Printing and postage                                                 11,500
Registration fees                                                    17,876
Professional fees                                                    18,317
Other                                                                 1,887
---------------------------------------------------------------------------
Total expenses                                                      896,434
   Earnings and bank fee credits on cash balances (Note 2)           (3,269)
---------------------------------------------------------------------------
Total net expenses                                                  893,165
---------------------------------------------------------------------------
Investment income (loss) -- net                                    (191,013)
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                16,543,238
   Foreign currency transactions                                    (39,396)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                          16,503,842
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                     3,035,500
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            19,539,342
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $19,348,329
===========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 16 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED      YEAR ENDED
                                                    SEPT. 30, 2007     MARCH 31, 2007
                                                     (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $   (191,013)      $   (736,161)
Net realized gain (loss) on investments                16,503,842         20,534,589
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                   3,035,500        (10,401,536)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     19,348,329          9,396,892
-------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                  --         (6,649,089)
      Class B                                                  --         (1,188,192)
      Class C                                                  --           (118,144)
      Class I                                                  --             (1,129)
      Class R4                                                 --             (7,356)
   Net realized gain
      Class A                                                  --         (5,320,352)
      Class B                                                  --         (1,067,117)
      Class C                                                  --           (105,928)
      Class I                                                  --               (858)
      Class R4                                                 --             (5,743)
-------------------------------------------------------------------------------------
Total distributions                                            --        (14,463,908)
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  17

                                                   SIX MONTHS ENDED      YEAR ENDED
                                                    SEPT. 30, 2007     MARCH 31, 2007
                                                     (UNAUDITED)
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                           $  9,041,947       $ 26,516,331
   Class B shares                                       1,199,518          4,406,800
   Class C shares                                         294,605            601,027
   Class R4 shares                                         65,142            123,436
Reinvestment of distributions at net asset value
   Class A shares                                              --         11,714,241
   Class B shares                                              --          2,235,142
   Class C shares                                              --            212,003
   Class R4 shares                                             --             12,831
Payments for redemptions
   Class A shares                                     (10,994,378)       (23,539,157)
   Class B shares (Note 2)                             (4,376,752)        (8,349,788)
   Class C shares (Note 2)                               (147,277)          (847,631)
   Class R4 shares                                        (38,308)          (116,788)
-------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                  (4,955,503)        12,968,447
-------------------------------------------------------------------------------------
Total increase (decrease) in net assets                14,392,826          7,901,431
Net assets at beginning of period                     117,210,039        109,308,608
-------------------------------------------------------------------------------------
Net assets at end of period                          $131,602,865       $117,210,039
=====================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 18 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Precious Metals and Mining Fund (the Fund) is a series of RiverSource Selected Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Selected Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in securities of companies in precious metals industries or in mining industries (including precious metals, non-precious metals and special minerals).

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

At Sept. 30, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investment, LLC (the Investment Manager), and the affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT 19 dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign equities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign equity securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonable reflects the current market conditions as of the close of the New York Stock Exchange. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Investments in metals, if any, are valued daily using data from independent brokers and pricing services.

ILLIQUID SECURITIES

At Sept. 30, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Sept. 30, 2007 was $34,015 representing 0.03% of net assets. These securities are valued at fair value according to procedures approved, in good faith, by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may

--------------------------------------------------------------------------------

 20 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six months ended Sept. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Sept. 30, 2007, the Fund has no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT 21 currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the financial statements is being evaluated.

--------------------------------------------------------------------------------

 22 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.675% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Gold Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $8,001 for the six months ended Sept. 30, 2007. The management fee for six months ended Sept. 30, 2007, was 0.79% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Sept. 30, 2007, was 0.06% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  23

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Sept. 30, 2007, there were no expenses incurred for these particular items.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

The Fund pays the Transfer Agent an annual asset-based fee of 0.05% of the Fund's average daily net assets, attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. As of Oct. 1, 2007, RiverSource Distributors serves as the sole principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets for Class B and Class C shares.

Under a Plan Administration Services Agreement with the Transfer Agent, Class R4 pays an annual fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is calculated at a

--------------------------------------------------------------------------------

 24 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Sales charges received by the Distributor for distributing Fund shares were $64,014 for Class A, $3,299 for Class B and $89 for Class C for the six months ended Sept. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.32% for Class R4 of the Fund's average daily net assets until March 31, 2008, unless sooner terminated at the discretion of the Board. For the six months ended Sept. 30, 2007, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the six months ended Sept. 30, 2007, the Fund's transfer agency fees were reduced by $3,269 as a result of earnings credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $127,580,949 and $139,310,112, respectively, for the six months ended Sept. 30, 2007. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  25

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          SIX MONTHS ENDED SEPT. 30, 2007
                                        ISSUED FOR
                                        REINVESTED                            NET
                            SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                     588,511            --         (729,168)         (140,657)
Class B                      85,884            --         (296,215)         (210,331)
Class C                      21,290            --          (10,422)           10,868
Class I                          --            --               --                --
Class R4                      4,177            --           (2,826)            1,351
-----------------------------------------------------------------------------------------

                                             YEAR ENDED MARCH 31, 2007
                                        ISSUED FOR
                                        REINVESTED                            NET
                            SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
-----------------------------------------------------------------------------------------
Class A                   1,804,776       842,751       (1,615,320)        1,032,207
Class B                     315,258       171,013         (606,412)         (120,141)
Class C                      42,718        16,384          (59,990)             (888)
Class I                          --            --               --                --
Class R4                      8,199           915           (7,970)            1,144
-----------------------------------------------------------------------------------------

5. FORWARD FOREIGN CURRENCY CONTRACTS

At Sept. 30, 2007, the Fund had forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

                           CURRENCY TO           CURRENCY TO          UNREALIZED      UNREALIZED
EXCHANGE DATE             BE DELIVERED           BE RECEIVED         APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------
Oct. 1, 2007                   2,258,248                2,248,367         $--          $22,599
                         Canadian Dollar              U.S. Dollar
Oct. 3, 2007                     664,240                  660,367         --               154
                             U.S. Dollar          Canadian Dollar
Oct. 4, 2007                   1,399,661                9,626,592         --             1,506
                             U.S. Dollar    Southern African Rand
Oct. 4, 2007                   1,164,908                8,011,782         --             1,286
                             U.S. Dollar    Southern African Rand
-------------------------------------------------------------------------------------------------
Total                                                                     $--          $25,545
-------------------------------------------------------------------------------------------------

6. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for

--------------------------------------------------------------------------------

 26 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Sept. 30, 2007, securities valued at $2,061,500 were on loan to brokers. For collateral, the Fund received $2,215,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $4,241 for the six months ended Sept. 30, 2007. Expenses paid to the Investment Manager were $625 for the six months ended Sept. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $70,194,839 and $65,813,293, respectively, for the six months ended Sept. 30, 2007.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  27

JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Sept. 30, 2007.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the

--------------------------------------------------------------------------------

 28 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  29

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)            2007           2006           2005           2004
Net asset value, beginning of period     $14.08         $14.73          $8.98         $12.63          $7.23
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)(b)       (.07)          (.04)          (.09)          (.02)
Net gains (losses) (both realized and
 unrealized)                               2.39           1.37           5.79          (2.40)          6.27
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.38           1.30           5.75          (2.49)          6.25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --          (1.08)            --          (1.16)          (.85)
Distributions from realized gains            --           (.87)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                          --          (1.95)            --          (1.16)          (.85)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $16.46         $14.08         $14.73          $8.98         $12.63
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $112            $98            $87            $62            $80
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.36%(e)       1.40%          1.46%          1.50%          1.55%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.19%)(e)      (.52%)         (.32%)         (.86%)         (.81%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           114%           111%           196%           173%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          16.90%(g)       9.00%         64.03%        (19.94%)        87.27%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class A would have been lower by 0.15%.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 30 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)            2007           2006           2005           2004
Net asset value, beginning of period     $13.21         $13.93          $8.56         $12.08          $6.95
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.07)(b)       (.17)          (.12)          (.17)          (.08)
Net gains (losses) (both realized and
 unrealized)                               2.25           1.28           5.49          (2.28)          5.99
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.18           1.11           5.37          (2.45)          5.91
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.96)            --          (1.07)          (.78)
Distributions from realized gains            --           (.87)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                          --          (1.83)            --          (1.07)          (.78)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $15.39         $13.21         $13.93          $8.56         $12.08
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $17            $18            $20            $17            $27
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        2.13%(e)       2.15%          2.22%          2.26%          2.30%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.98%)(e)     (1.28%)        (1.10%)        (1.64%)        (1.58%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           114%           111%           196%           173%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          16.50%(g)       8.13%         62.73%        (20.52%)        85.81%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class B would have been lower by 0.15%.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  31

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)            2007           2006           2005           2004
Net asset value, beginning of period     $13.08         $13.81          $8.48         $12.00          $6.90
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.06)(b)       (.17)          (.12)          (.16)          (.13)
Net gains (losses) (both realized and
 unrealized)                               2.21           1.27           5.45          (2.27)          6.00
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.15           1.10           5.33          (2.43)          5.87
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           (.96)            --          (1.09)          (.77)
Distributions from realized gains            --           (.87)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                          --          (1.83)            --          (1.09)          (.77)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $15.23         $13.08         $13.81          $8.48         $12.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $2             $2             $2             $2             $2
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        2.11%(e)       2.15%          2.20%          2.24%          2.29%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.92%)(e)     (1.28%)        (1.11%)        (1.61%)        (1.54%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           114%           111%           196%           173%
-----------------------------------------------------------------------------------------------------------
Total return(f)                          16.44%(g)       8.14%         62.85%        (20.54%)        85.88%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.
(h) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class C would have been lower by 0.15%.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(I)            2007           2006        2005(B)
Net asset value, beginning of period     $14.22         $14.86          $9.02         $10.11
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(c)        (.02)           .02           (.02)
Net gains (losses) (both realized and
 unrealized)                               2.43           1.39           5.82            .14
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.45           1.37           5.84            .12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --          (1.14)            --          (1.21)
Distributions from realized gains            --           (.87)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                          --          (2.01)            --          (1.21)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $16.67         $14.22         $14.86          $9.02
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d),(e)                         .96%(f)        .97%          1.00%           .99%(f)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets               .21%(f)       (.11%)          .16%          (.28%)(f)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           114%           111%           196%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          17.23%(h)       9.39%         64.75%           .87%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 15, 2004 (inception date) to March 31, 2005.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  33

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MARCH 31,          2007(J)            2007           2006           2005           2004
Net asset value, beginning of period     $14.22         $14.86          $9.04         $12.69          $7.26
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.01)(b)       (.05)          (.01)          (.07)           .02
Net gains (losses) (both realized and
 unrealized)                               2.42           1.39           5.83          (2.40)          6.28
-----------------------------------------------------------------------------------------------------------
Total from investment operations           2.41           1.34           5.82          (2.47)          6.30
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         --          (1.11)            --          (1.18)          (.87)
Distributions from realized gains            --           (.87)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                          --          (1.98)            --          (1.18)          (.87)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period           $16.63         $14.22         $14.86          $9.04         $12.69
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--            $--            $--            $--            $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c),(d)                        1.25%(e)       1.23%(f)       1.28%          1.35%          1.36%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              (.07%)(e)      (.36%)         (.12%)         (.82%)         (.73%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    110%           114%           111%           196%           173%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          16.95%(h)       9.18%         64.38%        (19.72%)        87.64%(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund after Investment Manager waiver/reimbursement and before reduction of earnings and bank fee credits on cash balances. Includes the impact of a performance incentive adjustment fee, if any.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class R4 would have been 1.24% for the year ended March 31, 2007.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) During the year ended March 31, 2004, the Investment Manager voluntarily reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return figures for Class R4 would have been lower by 0.15%.
(j)  Six months ended Sept. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  35

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make

--------------------------------------------------------------------------------

 36 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

       RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT  37

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended March 31, 2007 and the year ended March 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 38 RIVERSOURCE PRECIOUS METALS AND MINING FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) PRECIOUS METALS AND MINING FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                    This report must be accompanied or preceded by the Fund's
                                    current prospectus. RiverSource(R) mutual funds are distributed by RiverSource Distributors, Inc., Member FINRA, and managed by
                                    RiverSource Investments, LLC. These companies are part of
                                    Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)      (C)2007 RiverSource Distributors, Inc.
                                                                                  S-6144 Y (11/07)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


RiverSource Selected Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 4, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date December 4, 2007